Severance (Q1) (Details) - Workforce reduction - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Severance
Workforce reduction	55.00%
Severance and termination-related expenses		$ 0			$ 0
Unpaid severance		$ 0		$ 0
General and administrative expense
Severance
Severance and termination-related expenses			$ 400,000	400,000
Research and development
Severance
Severance and termination-related expenses			$ 1,300,000	$ 1,300,000